GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales) (Details) - Percentage of Total Sales [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	31.00%	26.00%	27.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	21.00%	24.00%	16.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	9.00%	8.00%	13.00%